12. Other Receivables	12 Months Ended
Dec. 31, 2017
Other Receivables
Other Receivables

	12.31.2017	12.31.2016
Services in progress (a)	141,959	136,085
CDE Transfer (12.1)	136,559	45,929
Credits on sales and purchases of gas (12.2)	77,279	28,313
Decommissioning in progress	44,451	43,602
Advance payments to suppliers (b)	29,016	16,493
Advance payments to employees	25,928	25,916
Advance for severance estate	19,230	11,050
Other receivables	84,345	73,096
	558,767	380,484
Current	409,351	306,933
Noncurrent	149,416	73,551
(a) This item refers to services currently in progress within the Company, most of which are related to the Research and Development and Energy Efficiency programs, which upon conclusion are offset against the respective liability recorded for this purpose.
(b) Advances to suppliers provided on contractual clauses.

12.1    CDE Transfer

One of the main purpose of the CDE is to provide funds to subsidize discounts applied to tariffs for use of power distribution systems (Note 32.5.1).

The amount transferred to Copel DIS related to discounts on tariffs applicable to users of the public service of electricity distribution between June 2016 and May 2017, ratified by ANEEL Resolution 2,096/2016, was R$25,505 per month. This amount was changed to R$49,304 per month by Resolution 2,255 of June 20, 2017, which ratified the result of Copel DIS’s Annual Tariff Adjustment in 2017, for the period from June 2017 to May 2018.

12.2    Credits on sales and purchases of gas - Compagás

This balance refers to the gas acquisition contract with Petrobras, relating to the acquisition of contracted and guaranteed volumes, higher than those actually withdrawn and used, and contains a future compensation clause. Compagás has the right to withdraw the gas in subsequent months, and can compensate the volume contracted and not consumed. According to the contractual provisions and consumption perspectives, derived from the review of the projects and scenarios for the next years, Compagás estimates to fully offset the amounts paid in the course of its operation. Should the concession be early terminated for any reason, the agreement with Petrobras sets forth the right for sale of this asset. The expiry date of the concession is in discussion with the Concession Grantor, as described in Note 2.1.1.

In 2017, based on the new conditions for delivery and perspectives of consumption by the market, the Company reversed the accrued impairment in full for R$123,586 (Note 33.4).